WARRANTS - Warrant outstanding (Details)	Sep. 30, 2024 shares
WARRANTS
Warrants outstanding	15,147,958
Public warrants
WARRANTS
Warrants outstanding	8,588,425
Private placement warrants
WARRANTS
Warrants outstanding	6,559,533